UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wilson Capital Management LLC

Address:  237 Park Avenue, Suite 900
          New York, New York 10017


13F File Number: 28-11737

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     David S. Wilson
Title:    Managing Member
Phone:    (212) 692-6320


Signature, Place and Date of Signing:

/s/ David S. Wilson              New York, New York         November 12, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                    [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total:  $57,535
                                        (thousands)


List of Other Included Managers:  NONE


                                                     FORM 13F INFORMATION TABLE
                                                    Wilson Capital Management LLC
                                                         September 30, 2008


COLUMN 1                       COLUMN  2       COLUMN 3    COLUMN 4       COLUMN 5       CLMN 6  CLMN 7            COLUMN 8

                               TITLE OF                     VALUE   SHRS OR   SH/ PUT/   INVSMT  OTHR           VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP      (X$1000)  PRN AMT   PRN CALL   DSCRTN  MGRS     SOLE       SHARED     NONE

AMERICAN EAGLE OUTFITTERS NE   COM             02553E106      926     60,700  SH          SOLE   NONE      60,700
AMERICAN WTR WKS CO INC NEW    COM             030420103    3,786    176,100  SH          SOLE   NONE     176,100
ARCH COAL INC                  COM             039380100    1,260     38,300  SH          SOLE   NONE      38,300
CBS CORP NEW                   CL B            124857202    1,615    110,800  SH          SOLE   NONE     110,800
CELANESE CORP DEL              COM SER A       150870103    1,728     61,900  SH          SOLE   NONE      61,900
CENTEX CORP                    COM             152312104    1,939    119,700  SH          SOLE   NONE     119,700
COACH INC                      COM             189754104      799     31,900  SH          SOLE   NONE      31,900
DIANA SHIPPING INC             COM             Y2066G104      931     47,300  SH          SOLE   NONE      47,300
DRYSHIPS INC                   SHS             Y2109Q101      628     17,700  SH          SOLE   NONE      17,700
EAGLE BULK SHIPPING INC        COM             Y2187A101    1,405    100,800  SH          SOLE   NONE     100,800
F M C CORP                     COM NEW         302491303    2,893     56,300  SH          SOLE   NONE      56,300
GENENTECH INC                  COM NEW         368710406    3,228     36,400  SH          SOLE   NONE      36,400
GLOBAL SHIP LEASE INC NEW      SHS A           Y27183105    2,484    390,000  SH          SOLE   NONE     390,000
GUESS INC                      COM             401617105    2,341     67,300  SH          SOLE   NONE      67,300
HOLOGIC INC                    COM             436440101    1,243     64,300  SH          SOLE   NONE      64,300
HUNT J B TRANS SVCS INC        COM             445658107    3,631    108,800  SH          SOLE   NONE     108,800
KB HOME                        COM             48666K109    2,161    109,800  SH          SOLE   NONE     109,800
KNIGHT TRANSN INC              COM             499064103    1,088     64,100  SH          SOLE   NONE      64,100
MCDERMOTT INTL INC             COM             580037109    3,470    135,800  SH          SOLE   NONE     135,800
OLD DOMINION FGHT LINES INC    COM             679580100    3,863    136,300  SH          SOLE   NONE     136,300
PATRIOT COAL CORP              COM             70336T104    1,868     64,300  SH          SOLE   NONE      64,300
PEABODY ENERGY CORP            COM             704549104    2,237     49,700  SH          SOLE   NONE      49,700
QUANTA SVCS INC                COM             74762E102    4,065    150,500  SH          SOLE   NONE     150,500
RYANAIR HLDGS PLC              SPONSORED ADR   783513104    2,689    119,900  SH          SOLE   NONE     119,900
SAFE BULKERS INC               COM             Y7388L103    1,031     94,600  SH          SOLE   NONE      94,600
TRINITY INDS INC               COM             896522109    1,961     76,200  SH          SOLE   NONE      76,200
WEYERHAEUSER CO                COM             962166104    2,266     37,400  SH          SOLE   NONE      37,400


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